RIGHT-OF-USE ASSETS AND LEASE LIABILITES (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASE LIABILITES
Summary of lease agreements

	2019
	Property:	Servers and
	Agencies and	technology	Spaces for	Transport	Other
	offices	platforms	ATM	units	leases	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -	819,046	168,371	25,146	3,006	7,394	1,022,963
Balance at December 31	819,046	168,371	25,146	3,006	7,394	1,022,963

Accumulated depreciation -
Balance at January 1, 2019	—	—	—	—	—	—
Depreciation of the period	125,462	39,891	7,900	400	3,654	177,307
Acquisition of business and others	5,299	700	—	571	—	6,570
Balance at December 31	130,761	40,591	7,900	971	3,654	183,877

Net carrying amount	688,285	127,780	17,246	2,035	3,740	839,086